Christopher Weil & Company Core Investment Fund
	Schedule of Investments
	August 31, 2024 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

COMMUNICATIONS

Services - Computer Programming, Data Processing, Etc.
21,535	Alphabet Inc. - Class A		$3,518,388
4,013	Baidu, Inc. ADR - Class A *		339,580
912	Meta Platforms, Inc. - Class A		475,435
63,524	Pinterest, Inc. - Class A *		2,035,309
			6,368,712

Total for Communications			6,368,712	8.92%

CONSUMER DISCRETIONARY

Cable & Other Pay Television Services
13,485	The Walt Disney Co.		1,218,774

Services - Advertising Agencies
36,129	Groupon, Inc. *		501,109

Services - Educational Services
40,000	Lincoln Educational Services Corporation *		498,000
12,721	Stride Inc. *		1,047,447
30,153	Universal Technical Institute, Inc. *		526,170
			2,071,617

Total for Consumer Discretionary			3,791,500	5.31%

ENERGY
Crude Petroleum & Natural Gas
19,280	Occidental Petroleum Corporation		1,098,574

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
5,018	Centrus Energy Corp. - Class A *		198,713

Total for Energy			1,297,287	1.82%

FINANCIALS

Fire, Marine & Casualty Insurance
10,670	Berkshire Hathaway Inc. - Class B *		5,078,066
1,660	Markel Group Inc. *		2,657,129
			7,735,195

Investment Advice
11,114	Houlihan Lokey, Inc. - Class A		1,740,675

National Commercial Banks
3,657	JPMorgan Chase & Co.		822,094

Security Brokers, Dealers & Flotation Companies
228	Blackrock Inc		205,613
4,700	Virtu Financial Inc. - Class A		144,337
			349,950

Services - Business Services, NEC
38,259	Paypal Holdings, Inc. *		2,771,099
10,331	WEX Inc. *		1,973,428
			4,744,527

Total for Financials			15,392,441	21.56%

HEALTH CARE

Hospital & Medical Service Plans
394	UnitedHeath Group Incorporated		232,539

Industrial Instruments For Measurement, Display, and Control
1,394	Danaher Corporation		375,418

Pharmaceutical Preparations
11,357	United Therapeutics Corporation *		4,128,837

Services - Medical Laboratories
8,052	GRAIL, Inc. *		113,614

Total for Health Care			4,850,408	6.79%

INDUSTRIALS

Farm Machinery & Equipment
3,290	Deere & Company		1,269,085

Heavy Construction Other Than Building Construction - Contractors
34,277	Fluor Corporation *		1,716,249

Industrial & Commercial Fans & Blowers & Air Purifying Equipment
13,175	Ceco Environmental Corp. *		381,416

Instruments For Measuring & Testing of Electricity & Electrical Signals
20,943	Veralto Corporation +		2,354,621

Laboratory Analytical Instruments
8,766	Illumina, Inc. *		1,151,852

Measuring & Controlling Devices, NEC
873	Rockwell Automation, Inc.		237,482

Miscellaneous Electrical Machinery, Equipment & Supplies
2,780	Atkore Inc.		259,457

Services - Business Services, NEC
13,027	RB Global, Inc.		1,122,016
24,557	Uber Technologies, Inc. *		1,795,853
			2,917,869

Services - Computer Integrated Systems Design
5,708	Leidos Holdings, Inc.		904,775

Services - Equipment Rental & Leasing, NEC
947	United Rentals, Inc.		701,973

Services - Miscellaneous Equipment Rental & Leasing
9,369	WillScot Holdings Corporation - Class A		361,081

Total for Industrials			12,255,860	17.17%

INFORMATION TECHNOLOGY

Household Audio & Video Equipment
16,875	Arlo Technologies, Inc. *		198,113

Measuring & Controlling Devices, NEC
27,256	Trimble Inc. *		1,545,143

Semiconductors & Related Devices
24,692	Ultra Clean Holdings, Inc. *		930,888

Services - Prepackaged Software
16,164	Box, Inc. - Class A *		526,946
24,000	Clearwater Analytics Holdings, Inc. - Class A *		594,720
2,618	Electronic Arts Inc.		397,465
5,164	PTC Inc. *		924,821
			2,443,952

Total for Information Technology			5,118,096	7.17%

MATERIALS

Converted Paper & Paperboard Prods (No Containers/Boxes)
38,000	Ranpak Holdings Corp. - Class A *		269,420

Metal Mining
64,063	Cleveland-Cliffs Inc. *		836,663
21,308	Freeport-McMoRan Inc.		943,518
			1,780,181

Electric Services
3,848	Louisiana-Pacific Corporation		373,448

Total for Materials			2,423,049	3.39%

UTILITIES

Electric Services
31,917	Brookfield Renewable Corporation - Class A (Canada)		909,315

Natural Gas Transmission & Distribution
48,023	Brookfield Infrastructure Corporation - Class A (Canada)		1,954,536

Total for Utilities			2,863,851	4.01%

Total for Common Stocks (Cost - $39,361,742)			54,361,204	76.14%

EXCHANGE TRADED FUNDS
Equity
9,000	Global X Silver Miners ETF		294,570
3,702	Invesco Aerospace & Defense ETF		420,177
4,140	Invesco S&P 500 Equal Weight		728,102
10,751	Invesco Water Resources ETF		750,850
28,617	iShares Core MSCI Emerging Markets ETF		1,558,482
17,000	iShares Emerging Markets Equity Factor ETF		802,060
39,699	iShares MSCI Brazil ETF		1,185,809
2,826	iShares US Aerospace & Defense ETF		417,428
91,175	VanEck Gold Miners ETF		3,521,179
(Cost - $7,893,168)			9,678,657	13.56%

REAL ESTATE INVESTMENT TRUSTS
19,855	American Assets Trust, Inc.		541,049
4,237	Kilroy Realty Corporation		153,676
1,600	Vornado Realty Trust		54,992
Total For Real Estate Investment Trusts (Cost - $594,130)			749,717	1.05%

MONEY MARKET FUNDS
6,824,816	Goldman Sachs FS Government Fund Institutional 5.18% **		6,824,816
Total for Money Market Funds (Cost - $6,824,816)			6,824,816	9.56%

CALL/PUT OPTIONS PURCHASED		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value	% of Net Assets

Call Options Purchased
iShares Core S&P Small-Cap ETF *
January 17, 2025 Call @ $115	350	$ 4,077,500	225,750	0.32%
Total for Call Options Purchased (Premiums Paid - $112,509)			225,750

Total Investments			71,840,145	100.63%
	(Cost - $54,786,365)

Liabilities in Excess of Other Assets			(446,308)	-0.63%

Net Assets			$ 71,393,837	100.00%

Christopher Weil & Company Core Investment Fund
	Schedule of Options Written
	August 31, 2024 (Unaudited)
Underlying Security			Notional	Fair Value
Expiration Date/Exercise Price	Contracts		Amount

Call Options Written
Veralto Corp. *
January 17, 2025 Calls @ $115.00	50		$ 562,150	$ 25,200

Total Call Options Written (Premiums Received $21,597)			$ 562,150	$ 25,200

ADR - American Depositary Receipt.
* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at August 31, 2024.
+ Portion or all of the security is pledged as collateral for options written.